Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Research And Development Expenses [Abstract]
Fees related to service providers	$ 51	$ 145	$ 121
Expenses relating to options to employees and non-employees	2	7	8
Professional consulting		109	360
Lab materials	2	134	75
Other	(12)	48	14
Research and development expense	$ 43	$ 443	$ 578